COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)																								3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
		Dec. 10, 2021	Sep. 10, 2021	Jun. 09, 2021	May 13, 2021	May 10, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 24, 2020	Sep. 23, 2020	Sep. 09, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Jan. 24, 2020	Jan. 09, 2020	Dec. 06, 2019	Dec. 04, 2019	Jul. 17, 2017	Jan. 02, 2016	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2020	Dec. 31, 2016
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																								$ 101,645	$ 46,268		$ 192,584	$ 99,868	$ 149,619
Compensation expense																											63,728	52,368	272,147
Deferred compensation							$ 86,307																	90,945			$ 90,945		$ 86,307	105,325
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[1]
Stock issued								10,000,000	1,769,447	10,000,000		4,000,000		262,481	4,000,000	892,592	2,000,000										207,578
Share Price							$ 0.0329																						$ 0.0329
Accounts payable							$ 2,948,964																	2,979,179			$ 2,979,179		$ 2,948,964	$ 2,919,628
Stock issued during period									$ 41,051	$ 163,000		$ 48,000			$ 60,000	$ 26,778	$ 72,800
Two Notes Payable [Member]
Amount claimed							387,535																	387,535			387,535		387,535
Notes payable							495,000																						495,000
One Customer and Two Vendors [Member]
Accounts payable							487,615																	492,319			492,319		487,615
Other Vendors and Credit Card Companies [Member]
Accounts payable							2,461,349																	2,486,860			2,486,860		2,461,349
Rental Agreement [Member]
Rental rate																				$ 70
Employment Agreement [Member] | Mr. Spencer [Member]
Compensation expense							$ 16,779																						69,147
Shares vested							850,000
Employment Agreement [Member] | Lloyd Spencer [Member]
Stock issued													1,020,000					840,000
Stock issued during period													$ 18,768					$ 33,600
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member]
Agreement term							2 years																5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																							$ 108,000
Base salary increase percentage																							10.00%
Deferred salary increase percentage																							7.00%
Cash bonus percentage																							1.50%
Adjusted EBITDA																							$ 2,000,000
Equity Method Investment, Ownership Percentage																							3.50%									4.76%
Deferred Compensation Equity																																$ 19,947
Compensation expense																										$ 3,500
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Remit Payment [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																							$ 84,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Defer Payment [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																							$ 24,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Bradford [Member]
Compensation expense																											31,500	0
Accrued Salaries							$ 10,500																	36,750			36,750		10,500
Deferred compensation							$ 3,446																	3,632			3,632		3,446
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member]
Agreement term							2 years																5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																							$ 200,000
Base salary increase percentage																							10.00%
Deferred salary increase percentage																							7.00%
Cash bonus percentage																							2.50%
Adjusted EBITDA																							$ 2,000,000
Deferred compensation							$ 82,861																	87,314			87,314		82,861
Deferred compensation							86,307																						86,307
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Remit Payment [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																							160,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Defer Payment [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																							$ 40,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Spencer [Member]
Compensation expense																										$ 3,500	3,500
Compensation expense																											31,500	$ 0	10,500
Accrued Salaries							10,500																	36,750			36,750		10,500
Stock issued													1,020,000					840,000
Stock issued during period													$ 18,768					$ 33,600
Accrued compensation							19,250																						19,250
Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Incentive Stock Plan [Member]
Equity Method Investment, Ownership Percentage																						1.50%
Ownership interest agreement description																						upon initiation of its Incentive Stock Plan (ISP), the LLC hereby grants the Executive an additional one and one half percent (
Amount of after tax profits																						$ 2,000,000
Incentive Bonus percentage																						1.50%
Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Incentive Stock Plan [Member]
Equity Method Investment, Ownership Percentage																						2.25%
Ownership interest agreement description																						upon initiation of its Incentive Stock Plan, the LLC hereby grants the Executive an additional two and one-fourth percent (2.25%) ownership interest in the LLC, with 0.5625% granted upon the date of initiation and 0.5625% granted on the anniversary date of the ISP for each of the following three years,
Amount of after tax profits																						$ 2,000,000
Incentive Bonus percentage																						2.50%
Agreement [Member] | Darbie [Member]
Compensation, description					In consideration of the introduction, Darbie shall be entitled to receive a finder’s fee in the amount of four percent (4%) of the gross proceeds of an equity/convertible debt transaction and/or cash equal to four percent (4%) of the gross proceeds of a non-convertible debt transaction.
Written Employment Agreement [Member] | Mr. Spencer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																					170,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																					3 years
Written Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Spencer [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																					$ 10,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																					6,120,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																					3 years
Board of Directors Services Agreement [Member] | Mr. Edmonds [Member]
Accrued Salaries							20,000																	15,000			15,000		20,000
Board of Directors Services Agreement [Member] | Mr. Spencer [Member]
Accrued Salaries							20,000																	$ 15,000			$ 15,000		20,000
Board of Directors Services Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Lloyd Spencer [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																			$ 5,000
Share Price																			$ 5,000
Board of Directors Services Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Bill Edmonds [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																			$ 5,000
Share Price																			$ 5,000
Consulting Agreement [Member] | Sylios Corp [Member]
Agreement term						1 year
Stock issued						2,500,000
Salary and Wage, Excluding Cost of Good and Service Sold				$ 35,000
Amended Consulting Agreement [Member] | Sylios Corp [Member]
Salary and Wage, Excluding Cost of Good and Service Sold			$ 10,000	$ 15,000
Amended Consulting Agreement [Member] | Sylios Corp [Member] | Subsequent Event [Member]
Salary and Wage, Excluding Cost of Good and Service Sold		$ 10,000
Employment and Director Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member]
Accrued Salaries							10,500																						10,500		$ 19,250
Deferred compensation							$ 0																						0
Letter Agreement [Member] | Xnergy Financial LLC [Member]
Success fees percentage											6.00%
Compliance fee											$ 25,000																		$ 16,667
Letter Agreement [Member] | Xnergy Financial LLC [Member] | Three Monthly Installments [Member]
Compliance fee											$ 8,333

[1]	On March 12, 2020, the Company issued to Armada Investment Fund, LLC (“ARMADA”) a Convertible Promissory Note (the “Note”) in the amount of Twenty-Three Thousand and NO/100 Dollars ($23,000). On March 6, 2020, ARMADA entered into an Assignment Agreement (the “Agreement”) with Sylios Corp (“Assignor”). Under the terms of the Agreement, the Assignor sold, assigned, conveyed and transferred its interest in the Securities Purchase Agreement, the Convertible Promissory Note (principal amount of $23,000), the Stock Purchase Warrant Agreement (262,500 shares of common stock) and the Registration Rights Agreement entered into by the Assignor and Company, all dated January 13, 2020.